Trade receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Trade receivables
21. Trade receivables

	At December 31,
(Euro thousands)	2023	2022
Trade receivables	51,840	55,079
Loss allowance	(6,183)	(6,211)

Total trade receivables	45,657	48,868

The trade receivables are comprised essentially of receivables from wholesalers or agents, who are limited in number and with whom the Group maintains long-term relationships.
The following table provides a breakdown for the loss allowance:

	For the years ended December 31,
(Euro thousands)	2023	2022
At January 1,	6,211	6,308
Provisions	383	1,363
Write off	(334)	(1,551)
Net foreign exchange differences	(77)	91

At December 31,	6,183	6,211

For each of the fiscal years presented, no single customer accounted for more than 5% of the Group’s consolidated revenue. The present value of trade receivables is identical to its carrying amount.